Related Parties (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended	12 Months Ended
	Mar. 19, 2020	Feb. 12, 2020	Sep. 03, 2019	Aug. 27, 2019	Jul. 31, 2019	May 30, 2019	Dec. 31, 2019	Dec. 31, 2019	May 18, 2020	Mar. 31, 2020	Mar. 03, 2020	Jun. 03, 2019	Mar. 01, 2019	Dec. 31, 2018
Total expenses								$ 329
Future services								73
Additional paid in capital							$ 4,135	$ 4,135		$ 5,743		$ 720		$ (16)
Authorized the allotment shares							75,000,000	75,000,000		75,000,000				75,000,000
Convertible shares	1
Common stock, par value	$ 0.001						$ 0.001	$ 0.001		$ 0.001	$ 0.001			$ 0.001
Common stock, exercise price	$ 0.29
Subsequent Event [Member]
Common stock, par value									$ 0.001
Board of Directors [Member] | Subsequent Event [Member]
Authorized the allotment shares		2,235,691
Company Officers [Member] | Subsequent Event [Member]
Shares options		1,865,346
Convertible shares		1
Common stock, par value		$ 0.001
Common stock, exercise price		$ 0.29
Consulting agreement [Member] | Benad Goldwasser [Member]
Debt instrument, periodic payment					$ 10
Fully-diluted share capital Percentage					5.00%
Medigus Ltd [Member]
Common stock, par value
Medigus Ltd [Member] | Intercompany Agreement [Member]
Intercompany agreement description						The agreed upon services provided under the Intercompany Agreement included: (1) lease of office space and clean room based on actual space utilized by ScoutCam Ltd. and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a ScoutCam Ltd. employee car; (4) external accountant services at a price of USD 6,000 per annum; (5) directors and officers insurance at a sum of 1/3 of Parent company cost; (6) CFO services at a sum of 50% of Parent company CFO employer cost; (7) every direct expense of ScoutCam Ltd. that is paid by the Parent company in its entirety subject to approval of such direct expenses in advance; and (8) any other mutual expense that is borne by the parties according to the Respective portion of the Mutual Expense
ScoutCam Ltd., [Member] | Line of Credit [Member]
Line of credit				$ 500
Annual interest rate				4.00%
Line of credit facility, description				The repayment of the credit line amount shall be spread over one year in monthly payments beginning January 2020.
ScoutCam Ltd., [Member] | Asset Transfer Agreement [Member]
Sale of assets to parent company			$ 168
Shrem Zilberman Group Ltd [Member] | Consulting agreement [Member]
Total expenses							$ 165